Income Taxes (Details)	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2023 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Income Taxes [Line Items]
Federal statutory income tax rate	15.00%
Effective tax rate	75.00%
Exempted from income tax	$ 8,000		$ 10,000
Net operating loss carryforward	$ 54				$ 0
Percentage of future taxable income for unlimited years	80.00%
Deferred tax asset allowance, percentage	100.00%
Net deferred tax assets	$ 3,500,000			$ 1,900,000
Deferred tax asset valuation allowance	4,097,908			2,467,934
Maximum [Member]
Income Taxes [Line Items]
Deferred tax asset valuation allowance				1,629,974	9,248,767
Minimum [Member]
Income Taxes [Line Items]
Deferred tax asset valuation allowance				2,467,934	$ 11,716,701
Color Star Hainan [Member]
Income Taxes [Line Items]
Net deferred tax assets	14			0
United Arab Emirates [Member]
Income Taxes [Line Items]
Net operating loss carryforward	$ 38,500,000			21,000,000
CACM [Member]
Income Taxes [Line Items]
Federal statutory income tax rate	21.00%
State effective tax	7.30%
Effective tax rate	26.80%
Net operating loss carryforward	$ 2,300,000			2,100,000
Deferred tax asset allowance, percentage	100.00%
Net deferred tax assets	$ 629,000			$ 576,000
Color Star Hainan [Member]
Income Taxes [Line Items]
Federal statutory income tax rate	25.00%
Color Metaverse [Member]
Income Taxes [Line Items]
Federal statutory income tax rate	17.00%
Effective tax rate	50.00%
Exempted from income tax	$ 100,000		$ 190,000
Color DMCC [Member]
Income Taxes [Line Items]
Federal statutory income tax rate	9.00%
Color DMCC [Member] | Maximum [Member]
Income Taxes [Line Items]
Exempted from income tax	$ 100,000	د.إ 375,000
Color DMCC [Member] | Minimum [Member]
Income Taxes [Line Items]
Exempted from income tax	$ 100,000	د.إ 375,000
DMCC [Member]
Income Taxes [Line Items]
Deferred tax asset allowance, percentage	100.00%